Fair Value Measurement - Schedule of Fair Value Measurement of Assets and Liabilities (Details) - Recurring fair value measurement [Member] - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Derivative on Convertible Notes [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Financial liabilities		$ 1,110	$ 4,112
Foreign exchange contracts [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Financial assets
Financial liabilities	1,484	2,087	4,188
Level 1 of fair value hierarchy [Member] | Derivative on Convertible Notes [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Financial liabilities
Level 1 of fair value hierarchy [Member] | Foreign exchange contracts [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Financial assets
Financial liabilities
Level 2 of fair value hierarchy [member] | Derivative on Convertible Notes [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Financial liabilities
Level 2 of fair value hierarchy [member] | Foreign exchange contracts [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Financial assets
Financial liabilities	1,484	2,087	4,188
Level 3 of fair value hierarchy [Member] | Derivative on Convertible Notes [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Financial assets
Financial liabilities		1,110
Level 3 of fair value hierarchy [Member] | Foreign exchange contracts [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Financial assets
Financial liabilities			$ 4,112